Supplement Dated December 4, 2015
To The Statement of Additional Information
Dated February 27, 2015

Curian Series Trust

Please note that all changes are effective immediately.

Please delete all references to Angela Burke.

Effective immediately, on page 45, in the section "Trustees and Officers of the Trust," please add the following row under the sub-heading "Officers" in the table:

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)
Adam C. Lueck (33) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (12/2015 to present)
Principal Occupation(s) During Past 5 Years:
Attorney of JNAM (10/2015 to present); Attorney, Johnson, Blumberg & Associates, LLC (7/2011 to 10/2015); eDiscovery Attorney, Synergy Legal Staffing (3/2011 to 7/2011); eDiscovery Attorney, Lawyerlink n/k/a Axiom Staffing Group (11/2010 to 2/2011); eDiscovery Attorney, Providus Group, LLC (9/2010 to 7/2011); eDiscovery Attorney, Daegis Inc. (3/2010 to 1/2011); Contract Attorney, Law Offices of Christ S. Stacey (7/2009 to 7/2011)

This Supplement is dated December 4, 2015.

(To be used with Curian Series Trust SAI.)